UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 55.8%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	26,074	$30,202,932
Republic of Albania, 8.93%, 4/23/25	ALL	483,300	3,881,610

Total Albania			$34,084,542

Angola — 0.4%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	15,739	$16,394,057

Total Angola			$16,394,057

Argentina — 1.0%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	$23,118,441
Republic of Argentina, 8.75%, 5/7/24(3)	USD	23,301	23,149,380

Total Argentina			$46,267,821

Bangladesh — 1.2%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,024,526
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	362,000	4,681,694
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	483,800	6,433,312
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,868,605
Bangladesh Treasury Bond, 10.90%, 7/3/15	BDT	403,900	5,228,263
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,367,455
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,946,342
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,919,233
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,853,111
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,256,816
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	600,200	8,303,004
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	369,600	5,106,113
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,108,397
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	108,400	1,498,295
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,040,900

Total Bangladesh			$56,636,066

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	24,772	$21,675,500
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,975	2,603,125

Total Barbados			$24,278,625

Belarus — 0.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	5,005	$4,639,635

Total Belarus			$4,639,635

Security	Principal Amount (000’s omitted)		Value

Colombia — 0.2%
Republic of Colombia, 4.375%, 7/12/21	USD	225	$239,288
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	10,363,150

Total Colombia			$10,602,438

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,583,177	$2,643,845
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	176,494	327,301

Total Costa Rica			$2,971,146

Croatia — 1.7%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	75,825	$80,573,162

Total Croatia			$80,573,162

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	27,682	$31,113,813
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	8,253	9,883,127
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	4,850	5,758,957

Total Cyprus			$46,755,897

Dominican Republic — 1.2%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,618,608
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	9,794	10,161,275
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,099,275
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,849,109
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	9,143,663
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	796,728
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	2,940,230
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	21,700,795
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	435,425

Total Dominican Republic			$56,745,108

Ecuador — 4.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,712	$86,937,760
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	36,244	35,519,120

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Ecuador (continued)
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	30,813	$31,506,292
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	37,350	40,569,570

Total Ecuador			$194,532,742

Fiji — 1.4%
Republic of Fiji, 9.00%, 3/15/16	USD	62,365	$64,138,972

Total Fiji			$64,138,972

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$19,345,311

Total Germany			$19,345,311

Greece — 0.3%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(1)(6)	EUR	1,227	$819,903
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(1)(6)	EUR	1,227	816,189
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(1)(6)	EUR	1,227	803,340
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(1)(6)	EUR	1,227	771,756
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(1)(6)	EUR	1,227	758,660
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(1)(6)	EUR	1,227	748,944
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(1)(6)	EUR	1,227	750,177
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(1)(6)	EUR	1,227	747,338
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(1)(6)	EUR	1,227	747,393
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(1)(6)	EUR	1,227	755,413
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(1)(6)	EUR	1,227	747,559
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(1)(6)	EUR	1,227	747,479
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(1)(6)	EUR	1,227	747,517
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(1)(6)	EUR	1,227	748,385
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(1)(6)	EUR	1,227	750,108
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(1)(6)	EUR	1,227	747,469

Security	Principal Amount (000’s omitted)		Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(1)(6)	EUR	1,227	$749,673
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(1)(6)	EUR	1,227	748,082
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(1)(6)	EUR	1,227	746,090
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(1)(6)	EUR	1,227	747,476

Total Greece			$15,198,951

Hungary — 1.1%
Hungary Government Bond, 3.50%, 6/24/20	HUF	13,088,510	$50,055,520

Total Hungary			$50,055,520

Iceland — 1.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	$7,460,295
Republic of Iceland, 6.50%, 1/24/31	ISK	374,275	1,964,800
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	13,523,671
Republic of Iceland, 8.00%, 6/12/25	ISK	1,456,831	8,676,690
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	22,111,558

Total Iceland			$53,737,014

India — 0.9%
India Government Bond, 7.16%, 5/20/23	INR	1,565,620	$23,717,732
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,292,259

Total India			$41,009,991

Iraq — 1.0%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	52,415	$45,470,013

Total Iraq			$45,470,013

Ivory Coast — 0.5%
Ivory Coast, 6.375%, 3/3/28(3)(4)	USD	22,000	$22,165,000

Total Ivory Coast			$22,165,000

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$5,522,385
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	2,068,375
Republic of Kenya, 6.875%, 6/24/24(1)	USD	19,703	20,885,180

Total Kenya			$28,475,940

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Lebanon — 2.7%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	9,782	$9,758,513
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	4,809,375
Lebanese Republic, 8.50%, 1/19/16(1)	USD	68,604	70,902,234
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	36,231,100	24,057,066
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	5,760,930	3,827,299
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	9,976,440	6,634,515
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	7,526,060	5,046,182

Total Lebanon			$125,035,184

Macedonia — 1.5%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	6,944	$7,953,011
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	63,828,840

Total Macedonia			$71,781,851

Malaysia — 1.1%
Malaysia Government Bond, 3.492%, 3/31/20	MYR	17,820	$4,969,571
Malaysia Government Bond, 3.654%, 10/31/19	MYR	82,801	23,328,958
Malaysia Government Bond, 4.048%, 9/30/21	MYR	11,875	3,387,144
Malaysia Government Investment Issue, 3.716%, 3/23/21	MYR	64,133	17,728,007

Total Malaysia			$49,413,680

Mozambique — 0.3%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	15,046	$14,737,557

Total Mozambique			$14,737,557

New Zealand — 2.6%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	55,100	$41,624,354
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	45,721	39,437,185
New Zealand Government Bond, 5.00%, 3/15/19(1)	NZD	33,390	27,229,660
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	14,160,666

Total New Zealand			$122,451,865

Nigeria — 0.4%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	16,901	$17,380,819

Total Nigeria			$17,380,819

Pakistan — 1.7%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,725,475
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,331,830
Islamic Republic of Pakistan, 7.25%, 4/15/19(1)	USD	13,134	13,914,357
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,860	16,802,322
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	20,857	22,838,415

Security	Principal Amount (000’s omitted)		Value

Pakistan (continued)
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	$12,497,235

Total Pakistan			$78,109,634

Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$347,144
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	6,583,780
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	23,013,512

Total Paraguay			$29,944,436

Philippines — 1.4%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,110,057
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,569,209
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	43,201,171
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,062,864

Total Philippines			$64,943,301

Romania — 1.7%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$13,218,369
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	17,465	22,935,546
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	42,284,156
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	626,650

Total Romania			$79,064,721

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	24,638	$25,199,697

Total Rwanda			$25,199,697

Serbia — 4.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	10,122	$10,505,725
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,954,591
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,964,390
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	13,316,814
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	16,027,372
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	27,274,565
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	371,048
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,101,885
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	4,756,859
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,989,964
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	24,272,454
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,529,574
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,521,789
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	20,345,327
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	53,690,942

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Serbia (continued)
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	$13,076,066

Total Serbia			$230,699,365

Slovenia — 2.7%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	9,953	$10,565,846
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	20,606	31,901,909
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	19,182,923
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	66,178,484

Total Slovenia			$127,829,162

Sri Lanka — 2.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	34,850	$35,790,950
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,424,200
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	13,698,905
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,000	1,040,000
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	133,690	1,003,091
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	358,310	2,773,670
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	772,930	6,305,430
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,063,660	8,929,845
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	2,320,940	19,910,444
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	3,158,560	27,167,514

Total Sri Lanka			$132,044,049

Tanzania — 1.1%
United Republic of Tanzania, 6.397%, 3/9/20(1)(7)	USD	49,465	$51,072,613

Total Tanzania			$51,072,613

Thailand — 1.1%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	1,762,035	$49,126,619

Total Thailand			$49,126,619

Turkey — 4.4%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	16,697	$6,088,295
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	19,848	7,701,071
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	30,942	12,023,029
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	216,228	87,458,911
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	49,006,875
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	44,358,000

Total Turkey			$206,636,181

Uganda — 0.0%(8)
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$827,652

Total Uganda			$827,652

Security	Principal Amount (000’s omitted)		Value

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	65,580	$2,392,518
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,317,181
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	114,867	4,045,544
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	311,419
Monetary Regulation Bill, 0.00%, 3/3/16(5)	UYU	314,775	11,554,318
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,228,488
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	397,170	14,499,526
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,299,185
Monetary Regulation Bill, 0.00%, 7/28/16(5)	UYU	24,518	885,381
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	41,067	1,485,509
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	5,400	196,451
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,294,063

Total Uruguay			$46,509,583

Venezuela — 2.8%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	96,726	$82,700,302
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	51,030	25,387,425
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	48,704	24,960,749

Total Venezuela			$133,048,476

Vietnam — 0.0%(8)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	315	$358,706

Total Vietnam			$358,706

Zambia — 0.9%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	$37,132,869
Zambia Government Bond, 11.00%, 9/2/19	ZMW	44,500	4,340,664

Total Zambia			$41,473,533

Total Foreign Government Bonds (identified cost $2,695,804,390)			$2,611,766,635

Foreign Corporate Bonds — 2.6%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	9,300	$8,974,500

Total Azerbaijan			$8,974,500

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	22,216	$23,393,448

Total Georgia			$23,393,448

India — 1.7%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,127,293
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	9,107,000
Food Corp. of India, 9.95%, 3/7/22	INR	650,000	11,214,386
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,197,953
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	8,957,419
National Hydroelectric PC, Ltd., 8.78%, 2/11/28	INR	50,000	829,908
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	572,668
National Hydroelectric PC, Ltd., 8.85%, 2/11/27	INR	50,000	816,989
NTPC, Ltd., 9.17%, 9/22/24	INR	675,000	11,280,577
Power Finance Corp., Ltd, 8.39%, 4/19/25	INR	150,000	2,374,305
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	8,933,523
Power Grid Corp. of India, Ltd., 8.20%, 1/23/25	INR	250,000	3,908,293
Power Grid Corp. of India, Ltd., 8.93%, 10/20/21	INR	100,000	1,617,976
Power Grid Corp. of India, Ltd., 8.93%, 10/20/22	INR	100,000	1,633,710
Power Grid Corp. of India, Ltd., 8.93%, 10/20/23	INR	100,000	1,634,637
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,392,898
Rural Electrification Corp., Ltd., 8.27%, 2/6/25	INR	150,000	2,350,818
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	550,000	8,860,776

Total India			$79,811,129

Russia — 0.2%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	11,535	$11,563,261

Total Russia			$11,563,261

Total Foreign Corporate Bonds (identified cost $124,261,014)			$123,742,338

Senior Floating-Rate Interests — 0.4%(9)

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Banks and Thrifts — 0.4%
Akbank T.A.S., Term Loan, 0.629%, 9/15/15	EUR	6,000	$6,718,350
Turkiye Is Bankasi A.S., Term Loan, 0.732%, 5/15/15	USD	7,000	6,985,125

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Banks and Thrifts (continued)
Turkiye Vakiflar Bankasi, Term Loan, 0.521%, 9/22/15	EUR	5,000	$5,594,543

Total Banks and Thrifts			$19,298,018

Total Senior Floating-Rate Interests (identified cost $20,723,705)			$19,298,018

Sovereign Loans — 0.3%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(10)(11)(12)(13)		$15,600	$15,246,845

Total Ethiopia			$15,246,845

Total Sovereign Loans (identified cost $14,157,392)			$15,246,845

Debt Obligations — United States — 14.6%

Corporate Bonds & Notes — 0.0%(8)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$615,384

Total Corporate Bonds & Notes (identified cost $516,754)			$615,384

Collateralized Mortgage Obligations — 1.2%
Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$149,322	$171,598
Series 1548, Class Z, 7.00%, 7/15/23		149,094	169,249
Series 1650, Class K, 6.50%, 1/15/24		890,894	1,006,481
Series 1817, Class Z, 6.50%, 2/15/26		126,698	144,849
Series 1927, Class ZA, 6.50%, 1/15/27		472,456	540,460
Series 2127, Class PG, 6.25%, 2/15/29		673,668	744,271
Series 2344, Class ZD, 6.50%, 8/15/31		902,247	1,057,288
Series 2458, Class ZB, 7.00%, 6/15/32		1,625,635	1,911,348

			$5,745,544

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association:
Series 1992-180, Class F, 1.331%, 10/25/22(7)	$559,432	$569,214
Series 1993-16, Class Z, 7.50%, 2/25/23	538,956	609,313
Series 1993-79, Class PL, 7.00%, 6/25/23	342,872	388,899
Series 1993-104, Class ZB, 6.50%, 7/25/23	122,609	135,376
Series 1993-121, Class Z, 7.00%, 7/25/23	2,030,690	2,282,875
Series 1993-141, Class Z, 7.00%, 8/25/23	416,957	474,085
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,545,108	2,855,163
Series 1994-79, Class Z, 7.00%, 4/25/24	521,317	585,812
Series 1994-89, Class ZQ, 8.00%, 7/25/24	383,217	442,546
Series 1996-35, Class Z, 7.00%, 7/25/26	127,897	148,322
Series 1998-16, Class H, 7.00%, 4/18/28	421,088	480,376
Series 1998-44, Class ZA, 6.50%, 7/20/28	692,694	800,771
Series 1999-25, Class Z, 6.00%, 6/25/29	796,679	908,702
Series 2000-2, Class ZE, 7.50%, 2/25/30	170,052	201,492
Series 2000-49, Class A, 8.00%, 3/18/27	520,882	608,477
Series 2001-31, Class ZA, 6.00%, 7/25/31	5,564,811	6,362,010
Series 2001-37, Class GA, 8.00%, 7/25/16	9,251	9,460
Series 2001-74, Class QE, 6.00%, 12/25/31	1,625,434	1,830,325
Series 2009-48, Class WA, 5.836%, 7/25/39(14)	6,589,254	7,478,515
Series 2011-38, Class SA, 12.956%, 5/25/41(15)	8,037,177	9,478,769
Series G48, Class Z, 7.10%, 12/25/21	459,151	509,421
Series G92-60, Class Z, 7.00%, 10/25/22	921,845	1,010,356
Series G93-1, Class K, 6.675%, 1/25/23	726,854	806,141
Series G93-31, Class PN, 7.00%, 9/25/23	2,189,150	2,486,753
Series G93-41, Class ZQ, 7.00%, 12/25/23	4,370,515	4,967,472
Series G94-7, Class PJ, 7.50%, 5/17/24	720,606	834,642

		$47,265,287

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$167,064	$184,213

		$184,213

Total Collateralized Mortgage Obligations (identified cost $48,790,256)		$53,195,044

Mortgage Pass-Throughs — 12.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.473%, with maturity at 2036(16)	$4,705,469	$5,047,349
2.881%, with maturity at 2035(16)	3,690,250	3,930,903
3.016%, with maturity at 2023(16)	139,914	146,259
3.141%, with maturity at 2029(16)	562,107	570,696
4.387%, with maturity at 2030(16)	825,909	898,403
4.50%, with maturity at 2035	677,968	727,168
6.00%, with various maturities to 2035	26,560,522	30,467,307

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
6.50%, with various maturities to 2036	$28,441,013	$33,063,299
6.60%, with maturity at 2030	1,659,079	1,955,972
7.00%, with various maturities to 2036	28,581,808	33,374,105
7.31%, with maturity at 2026	84,418	98,482
7.50%, with various maturities to 2035	16,915,104	19,829,248
7.95%, with maturity at 2022	233,343	264,218
8.00%, with various maturities to 2034	6,695,845	7,973,829
8.15%, with maturity at 2021	85,538	95,059
8.30%, with maturity at 2021	15,643	17,343
8.47%, with maturity at 2018	42,193	45,250
8.50%, with various maturities to 2028	539,941	634,211
9.00%, with various maturities to 2027	906,299	1,031,726
9.50%, with maturity at 2027	124,164	142,906
9.75%, with maturity at 2016	181	188
10.00%, with various maturities to 2020	264,853	291,934
10.50%, with maturity at 2021	145,353	158,811
11.00%, with maturity at 2016	32,811	33,767

		$140,798,433

Federal National Mortgage Association:
1.936%, with various maturities to 2033(16)	$13,631,098	$14,111,006
1.942%, with various maturities to 2038(16)	18,573,195	19,353,520
1.946%, with maturity at 2027(16)	267,398	275,403
1.948%, with maturity at 2022(16)	1,249,114	1,277,986
2.022%, with maturity at 2035(16)	3,640,986	3,766,920
2.092%, with maturity at 2025(16)	908,894	940,767
2.292%, with various maturities to 2028(16)	714,767	746,265
2.786%, with maturity at 2023(16)	83,468	85,938
3.647%, with maturity at 2034(16)	2,302,123	2,504,192
3.715%, with maturity at 2035(16)	7,303,213	7,944,253
3.879%, with maturity at 2035(16)	6,045,605	6,576,258
5.50%, with maturity at 2020	519,410	549,309
6.00%, with various maturities to 2038	114,789,601	132,062,869
6.321%, with maturity at 2032(16)	2,300,395	2,561,378
6.50%, with various maturities to 2038	32,194,114	37,253,663
7.00%, with various maturities to 2037	70,384,866	82,603,212
7.239%, with maturity at 2025(16)	61,747	66,233
7.50%, with various maturities to 2037	50,366,499	60,013,864
8.00%, with various maturities to 2034	3,975,541	4,674,731
8.50%, with various maturities to 2037	6,707,764	8,307,305
9.00%, with various maturities to 2032	1,680,814	1,949,439
9.065%, with maturity at 2028	130,246	140,020
9.50%, with various maturities to 2031	1,462,845	1,717,904
9.926%, with maturity at 2027	150,740	168,511
10.50%, with maturity at 2029	170,774	201,014
11.50%, with maturity at 2031	203,589	254,041

		$390,106,001

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Government National Mortgage Association:
2.00%, with maturity at 2024(16)	$395,508	$408,717
6.00%, with maturity at 2032	9,947,165	11,516,752
6.50%, with various maturities to 2032	13,503,737	15,808,082
7.00%, with various maturities to 2034	16,234,253	18,981,581
7.50%, with various maturities to 2031	4,285,910	4,968,762
7.75%, with maturity at 2019	21,943	24,412
8.00%, with various maturities to 2034	9,414,844	11,076,526
8.30%, with various maturities to 2020	18,123	19,628
8.50%, with various maturities to 2021	299,915	318,617
9.00%, with various maturities to 2025	196,387	225,980
9.50%, with various maturities to 2026	809,627	967,930

		$64,316,987

Total Mortgage Pass-Throughs (identified cost $570,688,576)		$595,221,421

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(17)	$1,500,000	$2,024,649
U.S. Treasury Bond, 9.875%, 11/15/15(17)	28,900,000	30,421,758

Total U.S. Treasury Obligations (identified cost $32,074,473)		$32,446,407

Total Debt Obligations — United States (identified cost $652,070,059)		$681,478,256

Common Stocks — 1.2%

Security	Shares	Value

Germany — 0.3%
Deutsche Annington Immobilien SE	200,086	$6,715,909
Deutsche Wohnen AG	267,138	7,006,941

Total Germany		$13,722,850

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(18)	36,888,000	$14,172,748

Total Singapore		$14,172,748

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	1,348,037	$1,738,145
Dialog Axiata PLC	18,689,800	1,611,698
Hatton National Bank PLC (Non-Voting)	723,741	1,252,004

Security	Shares	Value

Sri Lanka (continued)
John Keells Holdings PLC	4,430,642	$6,839,828

Total Sri Lanka		$11,441,675

United Kingdom — 0.1%
Genel Energy PLC(18)	356,000	$3,423,174

Total United Kingdom		$3,423,174

Vietnam — 0.2%
Bank for Foreign Trade of Vietnam JSC	485,500	$813,977
Bank for Investment & Development of Vietnam	252,700	219,847
Bao Viet Holdings	122,300	199,833
Danang Rubber JSC	48,000	134,646
HAGL JSC(18)	770,400	716,731
Hoa Phat Group JSC	118,400	241,333
Hoa Sen Group	41,400	72,565
Kinh Bac City Development Share Holding Corp.(18)	311,200	226,388
Kinh Do Corp.	280,600	570,823
Masan Group Corp.(18)	593,000	2,233,991
Ocean Group JSC(18)	172,900	31,850
PetroVietnam Drilling and Well Services JSC	150,100	376,986
PetroVietnam Fertilizer & Chemical JSC	256,200	358,121
PetroVietnam Gas JSC	126,800	384,664
PetroVietnam Technical Services JSC	446,600	536,487
Pha Lai Thermal Power JSC	219,100	242,662
Saigon - Hanoi Commercial Joint Stock Bank	597,700	231,581
Saigon Securities, Inc.	457,800	435,470
Saigon Thuong Tin Commercial JSB(18)	859,100	712,073
Tan Tao Investment & Industry Corp.(18)	801,800	252,295
Vietnam Construction and Import-Export JSC	248,100	144,838
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	123,764
Vingroup JSC	918,400	2,054,670

Total Vietnam		$11,315,595

Total Common Stocks (identified cost $56,366,867)		$54,076,042

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA(18)	58,345,647	$13,337,418

Total Investment Funds (identified cost $14,525,368)		$13,337,418

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Precious Metals — 0.6%

Description	Troy Ounces	Value

Platinum(18)	24,986	$28,541,051

Total Precious Metals (identified cost $43,799,986)		$28,541,051

Currency Put Options Purchased — 1.8%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$431,684
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	1,767,496
Euro	Citibank, N.A.	EUR	78,757	USD	1.15	7/30/15	3,066,157
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	6,674,876
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	8,794,888
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	10,904,739
Euro	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	2,563,252
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	4,535,787
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	7,987,661
Euro	Goldman Sachs International	EUR	59,151	USD	1.19	10/29/19	5,133,472
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	9,811,873
Japanese Yen	Citibank, N.A.	JPY	3,596,880	JPY	105.00	6/22/15	4,114,146
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	8,228,051
Japanese Yen	Goldman Sachs International	JPY	3,530,625	JPY	105.00	6/22/15	4,038,362
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	3,668,664
Japanese Yen	Goldman Sachs International	JPY	3,887,520	JPY	120.00	11/11/15	717,798
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	830,312
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	329,351	CNH	6.30	5/14/15	22,375
Yuan Renminbi Offshore	Goldman Sachs International	CNH	300,649	CNH	6.30	5/14/15	20,425

Total Currency Put Options Purchased (identified cost $37,911,741)							$83,312,018

Call Options Purchased — 0.2%

Description	Counte- rparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	326	JPY	16,000.00	5/13/16	$10,263,305
SGX CNX Nifty Index	Citibank, N.A.	910	INR	9,000.00	9/24/15	186,914

Total Call Options Purchased (identified cost $3,479,340)						$10,450,219

Short-Term Investments — 22.2%

Foreign Government Securities — 6.2%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	274,060	$1,510,318
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	236,000	1,285,473

Total Iceland			$2,795,791

Lebanon — 2.2%
Lebanon Treasury Bill, 0.00%, 5/7/15	LBP	1,770,900	$1,175,154
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	9,996,200	6,620,782
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	6,086,700	4,019,889
Lebanon Treasury Bill, 0.00%, 6/18/15	LBP	25,948,400	17,120,088
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	12,624,700	8,312,692
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	12,844,300	8,450,040
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	6,441,500	4,237,750
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	5,026,200	3,299,976
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,723,090	3,095,011
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	13,566,400	8,816,134
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	48,796,800	31,289,551
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	12,741,920	8,152,207

Total Lebanon			$104,589,274

Philippines — 1.3%
Philippine Treasury Bill, 0.00%, 6/3/15	PHP	867,780	$19,461,735
Philippine Treasury Bill, 0.00%, 7/8/15	PHP	1,806,030	40,412,791

Total Philippines			$59,874,526

Serbia — 0.6%
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	2,805	$3,149,566
Serbia Treasury Bill, 0.00%, 11/26/15	EUR	23,881	26,566,889

Total Serbia			$29,716,455

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 1.6%
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	176,180	$1,310,630
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	36,300	262,966
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	619,690	4,477,869
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	251,740	1,816,879
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	703,950	5,074,495
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	581,250	4,184,961
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	427,870	3,076,888
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	402,990	2,887,322
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	1,641,890	11,720,801
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	1,362,870	9,717,157
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	3,647,330	25,973,542
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	381,390	2,712,721

Total Sri Lanka			$73,216,231

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	7,387,700	$2,459,551
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	3,775,500	1,250,671
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	6,392,200	2,106,842
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	3,835,700	1,258,309
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,945,000	620,460
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,803,300	571,784

Total Uganda			$8,267,617

Uruguay — 0.0%(8)
Monetary Regulation Bill, 0.00%, 6/22/15	UYU	19,280	$718,139
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	23,773	867,929

Total Uruguay			$1,586,068

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,590	$1,134,363
Zambia Treasury Bill, 0.00%, 8/10/15	ZMW	74,100	9,509,791

Total Zambia			$10,644,154

Total Foreign Government Securities (identified cost $296,560,974)			$290,690,116

U.S. Treasury Obligations — 0.6%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/18/15(17)		$26,000	$26,000,598

Total U.S. Treasury Obligations (identified cost $26,000,000)			$26,000,598

Repurchase Agreements — 0.4%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/20/15 with a maturity date of 5/6/15, an interest rate of 0.25% payable by the Portfolio and repurchase proceeds of EUR 18,788,736, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,336,499.	EUR	18,791	$21,098,982

Total Repurchase Agreements (identified cost $20,175,425)			$21,098,982

Other — 15.0%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(19)		$702,428	$702,428,326

Total Other (identified cost $702,428,326)			$702,428,326

Total Short-Term Investments (identified cost $1,045,164,725)			$1,040,218,022

Total Investments — 100.0% (identified cost $4,708,264,587)			$4,681,466,862

Less Unfunded Loan Commitments — (0.1)%			$(2,849,958)

Net Investments — 99.9% (identified cost $4,705,414,629)			$4,678,616,904

Currency Put Options Written — (1.6)%

Description	Counte- rparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$(431,684)
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	(1,767,496)
Euro	Citibank, N.A.	EUR	78,757	USD	1.15	7/30/15	(3,066,157)
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	(6,674,876)
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	(8,794,888)

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counte- rparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	$(10,904,739)
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	(4,535,787)
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(7,987,661)
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	(9,811,873)
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	(8,228,051)
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	(3,668,664)
Japanese Yen	Goldman Sachs International	JPY	7,127,505	JPY	105.00	6/22/15	(8,152,508)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	630,000	CNH	6.30	5/14/15	(42,800)

Total Currency Put Options Written (premiums received $46,502,651)							$(74,067,184)

Call Options Written — (0.2)%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		326	JPY	16,000.00	5/13/16	$(10,263,305)

Total Call Options Written (premiums received $6,376,150)							$(10,263,305)

Other Assets, Less Liabilities — 1.9%							$87,504,763

Net Assets — 100.0%							$4,681,791,178

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ALL	–	Albanian Lek
BDT	–	Bangladesh Taka
CNH	–	Yuan Renminbi Offshore
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
HUF	–	Hungarian Forint
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $1,156,987,589 or 24.7% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $412,469,833 or 8.8% of the Portfolio’s net assets.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(8)	Amount is less than 0.05%.

(9)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2015.

(11)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(16)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2015.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(18)	Non-income producing.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,752,771)

Total Spain			$(19,752,771)

Total Foreign Government Bonds (proceeds $20,187,003)			$(19,752,771)

Total Securities Sold Short (proceeds $20,187,003)			$(19,752,771)

EUR	–	Euro

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investments —
Securities of unaffiliated issuers, at value (identified cost, $3,959,186,317)	$3,947,647,527
Affiliated investment, at value (identified cost, $702,428,326)	702,428,326
Precious metals, at value (identified cost, $43,799,986)	28,541,051
Total Investments, at value (identified cost, $4,705,414,629)	$4,678,616,904
Cash	$18,785,487
Restricted cash*	90,244,840
Foreign currency, at value (identified cost, $11,057,811)	11,039,091
Interest receivable	59,245,969
Interest receivable from affiliated investment	76,211
Receivable for investments sold	23,015,196
Receivable for premiums on written options	2,056,657
Receivable for variation margin on open futures contracts	1,821,575
Receivable for open forward foreign currency exchange contracts	37,062,811
Receivable for open swap contracts	111,670,177
Receivable for closed swap contracts	72,562
Premium paid on open non-centrally cleared swap contracts	53,042,345
Receivable for open non-deliverable bond forward contracts	1,857,912
Tax reclaims receivable	86,958
Total assets	$5,088,694,695

Liabilities
Cash collateral due to brokers	$79,115,298
Payable for reverse repurchase agreements	64,430,711
Written options outstanding, at value (premiums received, $52,878,801)	84,330,489
Payable for investments purchased	15,611,371
Payable for securities sold short, at value (proceeds, $20,187,003)	19,752,771
Payable for variation margin on open centrally cleared swap contracts	100,986
Payable for open forward foreign currency exchange contracts	76,009,426
Payable for open swap contracts	53,243,549
Premium received on open non-centrally cleared swap contracts	10,534,006
Payable to affiliates:
Investment adviser fee	2,068,709
Trustees’ fees	5,780
Interest payable on securities sold short	626,899
Accrued foreign capital gains taxes	561,309
Accrued expenses and other liabilities	512,213
Total liabilities	$406,903,517
Net Assets applicable to investors’ interest in Portfolio	$4,681,791,178

Sources of Net Assets
Investors’ capital	$4,730,682,434
Net unrealized depreciation	(48,891,256)
Total	$4,681,791,178

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $2,042,736)	$120,224,854
Dividends (net of foreign taxes, $7,816)	142,612
Interest allocated from affiliated investment	250,222
Expenses allocated from affiliated investment	(24,151)
Total investment income	$120,593,537

Expenses
Investment adviser fee	$12,330,815
Trustees’ fees and expenses	34,000
Custodian fee	2,118,345
Legal and accounting services	228,511
Interest expense and fees	79,901
Interest expense on securities sold short	406,540
Miscellaneous	222,849
Total expenses	$15,420,961
Deduct —
Reduction of custodian fee	$1,582
Total expense reductions	$1,582

Net expenses	$15,419,379

Net investment income	$105,174,158

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,371,042)	$(57,422,135)
Investment transactions allocated from affiliated investment	163
Written options	24,584,589
Futures contracts	(36,011,852)
Swap contracts	(10,785,722)
Foreign currency and forward foreign currency exchange contract transactions	224,484,836
Non-deliverable bond forward contracts	993,173
Net realized gain	$145,843,052
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $450,813 and including net decrease of $2,344,898 from precious metals)	$(34,204,868)
Written options	(27,235,723)
Securities sold short	2,164,463
Futures contracts	(6,769,875)
Swap contracts	19,251,895
Foreign currency and forward foreign currency exchange contracts	(94,006,813)
Non-deliverable bond forward contracts	1,857,912
Net change in unrealized appreciation (depreciation)	$(138,943,009)

Net realized and unrealized gain	$6,900,043

Net increase in net assets from operations	$112,074,201

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$105,174,158	$200,434,129
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	145,843,052	(158,945,828)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(138,943,009)	138,626,619
Net increase in net assets from operations	$112,074,201	$180,114,920
Capital transactions —
Contributions	$175,446,242	$281,699,484
Withdrawals	(206,834,760)	(2,551,695,705)
Net decrease in net assets from capital transactions	$(31,388,518)	$(2,269,996,221)

Net increase (decrease) in net assets	$80,685,683	$(2,089,881,301)

Net Assets
At beginning of period	$4,601,105,495	$6,690,986,796
At end of period	$4,681,791,178	$4,601,105,495

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)(3)	0.75	%(3)	0.92	%(3)	0.93	%(3)	0.75	%(3)	0.57%
Net investment income	4.58	%(2)	3.92%		3.15%		4.10%		3.22%		2.67%
Portfolio Turnover	30	%(4)	66%		56%		39%		33%		19%
Total Return	2.44	%(4)	3.78%		(0.89)%		3.46%		0.79%		5.31%
Net assets, end of period (000’s omitted)	$4,681,791		$4,601,105		$6,690,987		$7,220,340		$8,038,178		$9,007,025

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.11%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(4)	Not annualized.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.8%, 8.7% and 1.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2015 were $46,187,488 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward

31

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

32

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

33

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates,

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Notes to Consolidated Financial Statements (Unaudited) — continued

possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $12,330,815 or 0.54% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,018,824,348	$642,596,401
U.S. Government and Agency Securities	71,114,088	464,587,981

	$1,089,938,436	$1,107,184,382

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,802,652,266

Gross unrealized appreciation	$161,113,647
Gross unrealized depreciation	(273,502,710)

Net unrealized depreciation	$(112,389,063)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2015 is included in the Consolidated Portfolio of investments.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 14,110,091	Hungarian Forint 4,264,775,000	BNP Paribas	$—	$(81,871)	$(81,871)
5/4/15	Euro 45,574,695	Polish Zloty 182,991,515	Bank of America, N.A.	—	(340,446)	(340,446)
5/4/15	Euro 16,717,442	Polish Zloty 66,880,000	Credit Suisse International	—	(192,626)	(192,626)
5/4/15	Euro 29,736,584	Polish Zloty 119,914,857	Standard Chartered Bank	—	(78,650)	(78,650)
5/4/15	Euro 6,863,194	Swedish Krona 63,582,000	Deutsche Bank AG	—	(76,512)	(76,512)
5/4/15	Euro 11,418,897	Swedish Krona 107,409,000	Morgan Stanley & Co. International PLC	67,347	—	67,347
5/4/15	Euro 9,948,714	Swedish Krona 93,501,000	Standard Chartered Bank	49,185	—	49,185

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Hungarian Forint 4,264,775,000	Euro 14,188,174	Deutsche Bank AG	$169,547	$—	$169,547
5/4/15	New Taiwan Dollar 373,071,000	United States Dollar 11,859,713	Citibank, N.A.	—	(321,799)	(321,799)
5/4/15	New Taiwan Dollar 370,067,000	United States Dollar 11,766,088	Goldman Sachs International	—	(317,338)	(317,338)
5/4/15	New Zealand Dollar 23,007,500	United States Dollar 16,580,010	JPMorgan Chase Bank, N.A.	—	(980,461)	(980,461)
5/4/15	New Zealand Dollar 62,195,500	United States Dollar 44,842,956	Nomura International PLC	—	(2,627,749)	(2,627,749)
5/4/15	New Zealand Dollar 11,300,915	United States Dollar 8,706,428	Standard Chartered Bank	81,007	—	81,007
5/4/15	Philippine Peso 668,184,000	United States Dollar 15,020,096	Australia and New Zealand Banking Group Limited	14,841	—	14,841
5/4/15	Philippine Peso 582,060,000	United States Dollar 13,084,116	Deutsche Bank AG	12,928	—	12,928
5/4/15	Polish Zloty 176,569,372	Euro 43,977,428	Bank of America, N.A.	330,958	—	330,958
5/4/15	Polish Zloty 56,700,000	Euro 14,136,126	BNP Paribas	122,091	—	122,091
5/4/15	Polish Zloty 136,517,000	Euro 34,018,689	Standard Chartered Bank	274,912	—	274,912
5/4/15	Swedish Krona 264,492,000	Euro 27,710,499	BNP Paribas	—	(624,246)	(624,246)
5/4/15	United States Dollar 12,233,440	New Taiwan Dollar 373,071,000	Citibank, N.A.	—	(51,928)	(51,928)
5/4/15	United States Dollar 12,134,936	New Taiwan Dollar 370,067,000	Goldman Sachs International	—	(51,510)	(51,510)
5/4/15	United States Dollar 24,242,980	New Zealand Dollar 31,837,915	Deutsche Bank AG	57,303	—	57,303
5/4/15	United States Dollar 49,210,826	New Zealand Dollar 64,666,000	Nomura International PLC	145,487	—	145,487
5/4/15	United States Dollar 15,141,951	Philippine Peso 668,184,000	Australia and New Zealand Banking Group Limited	—	(136,696)	(136,696)
5/4/15	United States Dollar 13,166,097	Philippine Peso 582,060,000	Deutsche Bank AG	—	(94,909)	(94,909)
5/6/15	Australian Dollar 65,871,000	United States Dollar 51,129,070	Australia and New Zealand Banking Group Limited	—	(992,125)	(992,125)
5/6/15	Australian Dollar 28,085,000	United States Dollar 21,785,535	Morgan Stanley & Co. International PLC	—	(437,048)	(437,048)
5/6/15	Euro 55,229,000	United States Dollar 64,096,568	JPMorgan Chase Bank, N.A.	2,081,903	—	2,081,903
5/6/15	United States Dollar 62,539,939	Euro 55,229,000	JPMorgan Chase Bank, N.A.	—	(525,274)	(525,274)
5/8/15	Euro 5,000,000	United States Dollar 6,246,260	Goldman Sachs International	631,796	—	631,796
5/12/15	Australian Dollar 39,592,000	United States Dollar 31,619,874	Standard Chartered Bank	302,727	—	302,727

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/12/15	Mexican Peso 1,457,345,000	United States Dollar 92,899,078	BNP Paribas	$—	$(2,043,201)	$(2,043,201)
5/12/15	Mexican Peso 113,450,000	United States Dollar 7,268,941	Standard Chartered Bank	—	(122,035)	(122,035)
5/12/15	New Taiwan Dollar 489,980,000	United States Dollar 15,560,354	Bank of America, N.A.	—	(438,588)	(438,588)
5/12/15	New Taiwan Dollar 408,788,000	United States Dollar 12,981,930	Deutsche Bank AG	—	(365,912)	(365,912)
5/12/15	New Taiwan Dollar 469,860,000	United States Dollar 14,921,401	JPMorgan Chase Bank, N.A.	—	(420,578)	(420,578)
5/12/15	New Taiwan Dollar 749,372,000	United States Dollar 23,750,004	JPMorgan Chase Bank, N.A.	—	(718,667)	(718,667)
5/12/15	United States Dollar 14,713,712	Mexican Peso 219,867,000	Bank of America, N.A.	—	(389,942)	(389,942)
5/12/15	United States Dollar 83,425,172	Mexican Peso 1,287,534,053	Citibank, N.A.	454,361	—	454,361
5/12/15	United States Dollar 26,844,256	Mexican Peso 401,429,000	HSBC Bank USA, N.A.	—	(692,189)	(692,189)
5/13/15	Euro 28,592,540	United States Dollar 32,225,794	Australia and New Zealand Banking Group Limited	117,388	—	117,388
5/13/15	United States Dollar 1,831,306	Indonesian Rupiah 23,715,416,000	BNP Paribas	—	(5,854)	(5,854)
5/13/15	United States Dollar 1,609,541	Indonesian Rupiah 20,859,650,000	Goldman Sachs International	—	(3,907)	(3,907)
5/13/15	United States Dollar 13,238,174	Indonesian Rupiah 172,096,263,000	Standard Chartered Bank	8,628	—	8,628
5/18/15	British Pound Sterling 2,895,112	United States Dollar 4,451,379	BNP Paribas	7,825	—	7,825
5/18/15	Euro 21,177,802	Swedish Krona 203,522,000	BNP Paribas	645,123	—	645,123
5/18/15	Japanese Yen 2,875,431,782	United States Dollar 24,183,818	Goldman Sachs International	99,511	—	99,511
5/18/15	Swedish Krona 139,940,000	Euro 14,967,629	BNP Paribas	12,319	—	12,319
5/18/15	Swedish Krona 63,582,000	Euro 6,863,809	Deutsche Bank AG	76,617	—	76,617
5/19/15	Australian Dollar 35,055,000	United States Dollar 28,014,659	JPMorgan Chase Bank, N.A.	296,907	—	296,907
5/19/15	New Zealand Dollar 77,234,410	United States Dollar 59,570,978	JPMorgan Chase Bank, N.A.	708,401	—	708,401
5/19/15	New Zealand Dollar 77,277,000	United States Dollar 59,601,432	Morgan Stanley & Co. International PLC	706,396	—	706,396
5/19/15	United States Dollar 26,192,244	Chilean Peso 16,391,106,000	BNP Paribas	569,183	—	569,183
5/19/15	United States Dollar 33,640,872	Mexican Peso 502,577,811	JPMorgan Chase Bank, N.A.	—	(915,357)	(915,357)
5/19/15	United States Dollar 33,011,455	Mexican Peso 493,356,189	Morgan Stanley & Co. International PLC	—	(886,408)	(886,408)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/20/15	Euro 54,553,229	United States Dollar 61,828,175	Goldman Sachs International	$561,269	$—	$561,269
5/20/15	Euro 2,896,411	United States Dollar 3,179,825	Goldman Sachs International	—	(73,037)	(73,037)
5/20/15	Euro 2,896,250	United States Dollar 3,159,470	Goldman Sachs International	—	(93,212)	(93,212)
5/20/15	Euro 5,208,339	United States Dollar 5,687,043	Goldman Sachs International	—	(162,269)	(162,269)
5/20/15	Romanian Leu 54,898,800	United States Dollar 14,004,439	JPMorgan Chase Bank, N.A.	72,619	—	72,619
5/21/15	New Turkish Lira 130,452,890	United States Dollar 55,267,749	BNP Paribas	6,699,519	—	6,699,519
5/21/15	New Turkish Lira 32,362,110	United States Dollar 13,700,567	BNP Paribas	1,652,000	—	1,652,000
5/21/15	New Turkish Lira 46,036,000	United States Dollar 19,472,785	Standard Chartered Bank	2,333,363	—	2,333,363
5/21/15	New Turkish Lira 35,071,000	United States Dollar 14,474,206	Standard Chartered Bank	1,417,106	—	1,417,106
5/21/15	United States Dollar 18,144,666	New Turkish Lira 41,677,027	Bank of America, N.A.	—	(2,628,111)	(2,628,111)
5/21/15	United States Dollar 12,699,888	New Turkish Lira 31,831,000	BNP Paribas	—	(849,056)	(849,056)
5/21/15	United States Dollar 1,796,224	New Turkish Lira 4,176,293	Deutsche Bank AG	—	(241,370)	(241,370)
5/21/15	United States Dollar 2,955,354	New Turkish Lira 6,868,353	Deutsche Bank AG	—	(398,234)	(398,234)
5/21/15	United States Dollar 11,947,570	New Turkish Lira 27,420,869	Morgan Stanley & Co. International PLC	—	(1,738,651)	(1,738,651)
5/21/15	United States Dollar 284,247	New Turkish Lira 688,730	Standard Chartered Bank	—	(27,829)	(27,829)
5/22/15	Euro 17,066,847	United States Dollar 19,319,841	Goldman Sachs International	152,139	—	152,139
5/22/15	United States Dollar 4,592,475	Euro 4,262,000	Goldman Sachs International	194,158	—	194,158
5/26/15	Euro 25,054,887	United States Dollar 28,291,728	Goldman Sachs International	151,231	—	151,231
5/26/15	Indian Rupee 166,690,000	United States Dollar 2,633,125	Standard Chartered Bank	23,181	—	23,181
5/26/15	United States Dollar 2,659,204	Euro 2,380,048	Goldman Sachs International	13,957	—	13,957
5/26/15	United States Dollar 2,659,204	Euro 2,380,048	Goldman Sachs International	13,956	—	13,956
5/26/15	United States Dollar 1,890,738	Indian Rupee 119,430,000	Bank of America, N.A.	—	(20,766)	(20,766)
5/26/15	United States Dollar 2,071,289	Indian Rupee 130,833,000	Deutsche Bank AG	—	(22,775)	(22,775)
5/26/15	United States Dollar 7,869,840	Indonesian Rupiah 103,826,793,000	Goldman Sachs International	93,126	—	93,126

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	United States Dollar 3,684,767	Indonesian Rupiah 48,148,846,000	Goldman Sachs International	$7,995	$—	$7,995
5/27/15	Euro 176,182,399	United States Dollar 198,974,235	Standard Chartered Bank	1,091,695	—	1,091,695
5/27/15	Euro 8,482,111	United States Dollar 9,152,113	Standard Chartered Bank	—	(374,728)	(374,728)
5/27/15	United States Dollar 7,330,298	Euro 6,766,137	Standard Chartered Bank	269,215	—	269,215
5/29/15	Indian Rupee 120,000,000	United States Dollar 1,910,843	Barclays Bank PLC	33,425	—	33,425
5/29/15	Malaysian Ringgit 75,820,000	United States Dollar 20,756,112	Australia and New Zealand Banking Group Limited	—	(454,290)	(454,290)
5/29/15	Malaysian Ringgit 41,063,000	United States Dollar 11,241,206	Bank of America, N.A.	—	(246,037)	(246,037)
5/29/15	Malaysian Ringgit 60,066,000	United States Dollar 16,442,248	Barclays Bank PLC	—	(361,022)	(361,022)
5/29/15	New Taiwan Dollar 493,770,000	United States Dollar 15,616,243	Deutsche Bank AG	—	(506,740)	(506,740)
5/29/15	New Taiwan Dollar 493,780,000	United States Dollar 15,616,560	Goldman Sachs International	—	(506,750)	(506,750)
5/29/15	New Taiwan Dollar 453,646,000	United States Dollar 14,344,991	Standard Chartered Bank	—	(467,830)	(467,830)
6/2/15	Philippine Peso 800,000,000	United States Dollar 18,136,066	Bank of America, N.A.	221,456	—	221,456
6/2/15	Philippine Peso 1,625,246,000	United States Dollar 36,827,763	Goldman Sachs International	433,204	—	433,204
6/2/15	Philippine Peso 700,000,000	United States Dollar 15,861,866	JPMorgan Chase Bank, N.A.	186,583	—	186,583
6/2/15	Singapore Dollar 18,082,000	United States Dollar 13,330,876	Standard Chartered Bank	—	(326,559)	(326,559)
6/3/15	Japanese Yen 1,372,162,000	United States Dollar 11,488,680	Standard Chartered Bank	—	(6,148)	(6,148)
6/4/15	New Taiwan Dollar 354,998,000	United States Dollar 11,289,490	BNP Paribas	—	(302,270)	(302,270)
6/4/15	New Taiwan Dollar 338,093,000	United States Dollar 10,752,910	JPMorgan Chase Bank, N.A.	—	(286,850)	(286,850)
6/4/15	United States Dollar 15,838,179	Philippine Peso 700,000,000	Barclays Bank PLC	—	(165,952)	(165,952)
6/5/15	Euro 13,553,502	United States Dollar 15,439,797	Goldman Sachs International	215,150	—	215,150
6/5/15	Euro 300,071	United States Dollar 326,180	Goldman Sachs International	—	(10,890)	(10,890)
6/5/15	Euro 600,146	United States Dollar 647,862	Goldman Sachs International	—	(26,282)	(26,282)
6/5/15	Euro 600,146	United States Dollar 632,810	Goldman Sachs International	—	(41,334)	(41,334)
6/5/15	Euro 32,220,706	United States Dollar 36,809,257	Standard Chartered Bank	615,741	—	615,741

40

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/5/15	Euro 8,293,297	United States Dollar 9,449,963	Standard Chartered Bank	$134,104	$—	$134,104
6/8/15	Euro 5,500,000	United States Dollar 6,128,023	Goldman Sachs International	—	(50,371)	(50,371)
6/8/15	Philippine Peso 133,731,000	United States Dollar 2,998,352	Citibank, N.A.	4,849	—	4,849
6/8/15	South African Rand 318,194,425	United States Dollar 26,558,031	BNP Paribas	—	(40,609)	(40,609)
6/8/15	Thai Baht 362,188,000	United States Dollar 11,122,002	Deutsche Bank AG	145,943	—	145,943
6/8/15	Thai Baht 214,638,000	United States Dollar 6,593,089	Standard Chartered Bank	88,513	—	88,513
6/9/15	Indian Rupee 151,970,000	United States Dollar 2,364,556	Deutsche Bank AG	—	(6,933)	(6,933)
6/9/15	New Taiwan Dollar 447,994,000	United States Dollar 14,446,759	Citibank, N.A.	—	(182,418)	(182,418)
6/9/15	New Taiwan Dollar 407,904,000	United States Dollar 13,158,194	Goldman Sachs International	—	(161,850)	(161,850)
6/9/15	New Taiwan Dollar 434,512,000	United States Dollar 14,000,709	JPMorgan Chase Bank, N.A.	—	(188,215)	(188,215)
6/9/15	United States Dollar 12,924,637	Indian Rupee 814,150,000	Deutsche Bank AG	—	(219,840)	(219,840)
6/9/15	United States Dollar 16,479,241	Indian Rupee 1,038,062,000	Standard Chartered Bank	—	(280,302)	(280,302)
6/10/15	Euro 17,375,000	United States Dollar 19,536,103	Goldman Sachs International	17,478	—	17,478
6/10/15	Euro 28,867,186	United States Dollar 32,464,326	JPMorgan Chase Bank, N.A.	35,678	—	35,678
6/10/15	Euro 374,814	United States Dollar 417,376	JPMorgan Chase Bank, N.A.	—	(3,680)	(3,680)
6/10/15	Euro 3,061,228	United States Dollar 3,412,320	JPMorgan Chase Bank, N.A.	—	(26,584)	(26,584)
6/10/15	Euro 2,567,514	United States Dollar 2,784,623	JPMorgan Chase Bank, N.A.	—	(99,656)	(99,656)
6/10/15	Euro 4,111,578	United States Dollar 4,503,329	JPMorgan Chase Bank, N.A.	—	(115,511)	(115,511)
6/10/15	Euro 3,639,451	United States Dollar 3,908,454	JPMorgan Chase Bank, N.A.	—	(180,011)	(180,011)
6/10/15	United States Dollar 1,216,208	Euro 1,118,513	JPMorgan Chase Bank, N.A.	40,301	—	40,301
6/11/15	Euro 43,900,888	Polish Zloty 176,569,372	Bank of America, N.A.	—	(330,052)	(330,052)
6/11/15	Euro 3,527,484	Polish Zloty 14,182,604	Standard Chartered Bank	—	(27,890)	(27,890)
6/11/15	Euro 33,959,284	Polish Zloty 136,517,000	Standard Chartered Bank	—	(273,965)	(273,965)
6/11/15	Euro 26,683,481	Polish Zloty 106,955,396	Standard Chartered Bank	—	(302,032)	(302,032)

41

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/11/15	Hungarian Forint 5,953,517,000	Euro 19,443,230	Bank of America, N.A.	$—	$(142,168)	$(142,168)
6/11/15	Hungarian Forint 3,606,664,500	Euro 11,784,367	Standard Chartered Bank	—	(79,857)	(79,857)
6/11/15	Japanese Yen 3,854,927,500	United States Dollar 31,921,957	Goldman Sachs International	—	(374,449)	(374,449)
6/11/15	Japanese Yen 3,867,483,500	United States Dollar 31,999,036	Standard Chartered Bank	—	(402,564)	(402,564)
6/11/15	United States Dollar 46,884,944	Japanese Yen 5,599,000,000	Standard Chartered Bank	23,223	—	23,223
6/11/15	United States Dollar 1,148,292	Zambian Kwacha 8,572,000	Standard Chartered Bank	—	(18,165)	(18,165)
6/12/15	Thai Baht 293,580,000	United States Dollar 8,923,404	Deutsche Bank AG	27,552	—	27,552
6/12/15	Thai Baht 55,579,000	United States Dollar 1,689,845	JPMorgan Chase Bank, N.A.	5,730	—	5,730
6/12/15	United States Dollar 712,235	Zambian Kwacha 5,210,000	Citibank, N.A.	—	(25,645)	(25,645)
6/12/15	United States Dollar 472,028	Zambian Kwacha 3,363,200	Citibank, N.A.	—	(28,815)	(28,815)
6/12/15	United States Dollar 1,153,206	Zambian Kwacha 8,110,500	Citibank, N.A.	—	(84,380)	(84,380)
6/16/15	Australian Dollar 12,248,000	United States Dollar 9,365,568	Deutsche Bank AG	—	(304,010)	(304,010)
6/16/15	Australian Dollar 26,153,000	United States Dollar 19,985,338	Goldman Sachs International	—	(661,989)	(661,989)
6/16/15	Euro 1,655,309	United States Dollar 1,767,924	Goldman Sachs International	—	(91,755)	(91,755)
6/16/15	New Zealand Dollar 43,933,000	United States Dollar 32,303,935	JPMorgan Chase Bank, N.A.	—	(1,088,579)	(1,088,579)
6/16/15	United States Dollar 1,745,947	Euro 1,655,309	Goldman Sachs International	113,731	—	113,731
6/17/15	United States Dollar 1,139,782	Zambian Kwacha 8,395,000	Standard Chartered Bank	—	(35,821)	(35,821)
6/18/15	United States Dollar 17,288,031	Chilean Peso 11,143,865,000	BNP Paribas	855,743	—	855,743
6/18/15	United States Dollar 666,557	Zambian Kwacha 4,860,000	Standard Chartered Bank	—	(27,728)	(27,728)
6/18/15	United States Dollar 1,563,215	Zambian Kwacha 11,438,000	Standard Chartered Bank	—	(59,734)	(59,734)
6/22/15	New Taiwan Dollar 157,026,000	United States Dollar 4,963,679	Deutsche Bank AG	—	(164,894)	(164,894)
6/22/15	Polish Zloty 47,734,000	United States Dollar 12,176,597	BNP Paribas	—	(1,061,960)	(1,061,960)
6/22/15	Thai Baht 285,293,000	United States Dollar 8,566,714	Deutsche Bank AG	—	(75,480)	(75,480)
6/22/15	Thai Baht 401,585,000	United States Dollar 12,063,232	Standard Chartered Bank	—	(101,720)	(101,720)

42

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/22/15	United States Dollar 3,000,385	Indian Rupee 188,986,000	BNP Paribas	$—	$(58,289)	$(58,289)
6/22/15	United States Dollar 1,586,070	Indian Rupee 99,920,000	Goldman Sachs International	—	(30,535)	(30,535)
6/23/15	British Pound Sterling 31,780,000	United States Dollar 47,142,452	Standard Chartered Bank	—	(1,623,122)	(1,623,122)
6/23/15	Euro 44,245,555	Polish Zloty 177,513,000	BNP Paribas	—	(482,991)	(482,991)
6/23/15	Hungarian Forint 940,317,000	Euro 2,971,080	BNP Paribas	—	(133,419)	(133,419)
6/23/15	Hungarian Forint 1,886,040,000	Euro 5,942,155	BNP Paribas	—	(286,802)	(286,802)
6/23/15	Hungarian Forint 1,575,744,100	Euro 4,909,166	JPMorgan Chase Bank, N.A.	—	(301,830)	(301,830)
6/23/15	Hungarian Forint 1,407,845,000	Euro 4,424,403	Nomura International PLC	—	(226,615)	(226,615)
6/23/15	Hungarian Forint 1,134,731,400	Euro 3,565,292	Standard Chartered Bank	—	(183,555)	(183,555)
6/23/15	South African Rand 66,611,000	United States Dollar 5,381,203	BNP Paribas	—	(173,255)	(173,255)
6/23/15	United States Dollar 49,025,258	British Pound Sterling 31,780,000	Standard Chartered Bank	—	(259,684)	(259,684)
6/24/15	Canadian Dollar 74,155,230	United States Dollar 59,319,647	BNP Paribas	—	(2,098,229)	(2,098,229)
6/24/15	Canadian Dollar 11,463,570	United States Dollar 9,169,814	Deutsche Bank AG	—	(324,703)	(324,703)
6/24/15	Canadian Dollar 25,799,200	United States Dollar 20,568,850	Goldman Sachs International	—	(798,922)	(798,922)
6/24/15	Canadian Dollar 24,326,000	United States Dollar 19,410,705	Standard Chartered Bank	—	(736,913)	(736,913)
6/24/15	Canadian Dollar 40,549,000	United States Dollar 32,390,317	Standard Chartered Bank	—	(1,193,740)	(1,193,740)
6/25/15	Euro 17,666,900	United States Dollar 19,081,842	Citibank, N.A.	—	(768,627)	(768,627)
6/25/15	Euro 7,184,380	United States Dollar 7,633,404	Deutsche Bank AG	—	(438,941)	(438,941)
6/25/15	Euro 33,176,500	United States Dollar 35,774,220	Deutsche Bank AG	—	(1,502,783)	(1,502,783)
6/25/15	Euro 28,737,400	United States Dollar 31,015,557	Goldman Sachs International	—	(1,273,688)	(1,273,688)
6/25/15	United States Dollar 21,683,341	Euro 20,386,380	Goldman Sachs International	1,222,726	—	1,222,726
6/25/15	United States Dollar 2,218,608	Zambian Kwacha 15,774,300	Barclays Bank PLC	—	(151,301)	(151,301)
6/29/15	Euro 23,787,000	United States Dollar 25,771,621	Standard Chartered Bank	—	(956,784)	(956,784)
7/1/15	Euro 54,307,924	United States Dollar 59,141,329	Deutsche Bank AG	—	(1,883,706)	(1,883,706)

43

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/1/15	United States Dollar 17,487,728	Euro 16,275,224	Deutsche Bank AG	$800,508	$—	$800,508
7/1/15	United States Dollar 5,257,055	Euro 4,831,852	Deutsche Bank AG	172,428	—	172,428
7/1/15	United States Dollar 2,556,140	Euro 2,358,063	Deutsche Bank AG	93,581	—	93,581
7/1/15	United States Dollar 1,332,173	Euro 1,224,424	Deutsche Bank AG	43,694	—	43,694
7/2/15	South African Rand 128,981,213	United States Dollar 10,401,543	JPMorgan Chase Bank, N.A.	—	(337,877)	(337,877)
7/2/15	South African Rand 363,703,000	United States Dollar 29,365,700	Standard Bank PLC	—	(917,465)	(917,465)
7/8/15	Euro 20,228,453	United States Dollar 21,775,121	Goldman Sachs International	—	(957,450)	(957,450)
7/9/15	Euro 6,664,238	Polish Zloty 27,186,000	Morgan Stanley & Co. International PLC	46,185	—	46,185
7/9/15	Hungarian Forint 1,521,446,198	Euro 4,718,604	Credit Suisse International	—	(312,842)	(312,842)
7/9/15	Hungarian Forint 4,030,141,000	Euro 13,139,907	Deutsche Bank AG	—	(108,486)	(108,486)
7/9/15	Hungarian Forint 1,422,612,000	Euro 4,418,324	Morgan Stanley & Co. International PLC	—	(285,502)	(285,502)
7/13/15	Australian Dollar 62,553,434	United States Dollar 48,129,238	Australia and New Zealand Banking Group Limited	—	(1,182,920)	(1,182,920)
7/13/15	Australian Dollar 25,432,566	United States Dollar 19,555,787	Morgan Stanley & Co. International PLC	—	(493,228)	(493,228)
7/13/15	New Taiwan Dollar 653,890,000	United States Dollar 21,053,835	Bank of America, N.A.	—	(308,697)	(308,697)
7/13/15	New Taiwan Dollar 149,992,000	United States Dollar 4,828,328	JPMorgan Chase Bank, N.A.	—	(71,898)	(71,898)
7/16/15	Hungarian Forint 9,228,822,000	Euro 28,605,858	BNP Paribas	—	(1,908,286)	(1,908,286)
7/16/15	Hungarian Forint 2,920,107,802	Euro 9,094,359	Deutsche Bank AG	—	(555,330)	(555,330)
7/16/15	Hungarian Forint 6,580,777,000	Euro 20,432,754	JPMorgan Chase Bank, N.A.	—	(1,321,587)	(1,321,587)
7/16/15	Hungarian Forint 5,323,264,000	Euro 16,529,822	Morgan Stanley & Co. International PLC	—	(1,067,316)	(1,067,316)
7/16/15	Japanese Yen 3,365,762,000	United States Dollar 28,167,069	Goldman Sachs International	—	(45,672)	(45,672)
7/17/15	New Zealand Dollar 31,837,915	United States Dollar 24,069,464	Deutsche Bank AG	—	(58,566)	(58,566)
7/17/15	New Zealand Dollar 1,637,000	United States Dollar 1,231,934	JPMorgan Chase Bank, N.A.	—	(8,649)	(8,649)
7/17/15	New Zealand Dollar 64,666,000	United States Dollar 48,861,630	Nomura International PLC	—	(144,821)	(144,821)
7/17/15	Romanian Leu 163,003,662	United States Dollar 39,000,757	Bank of America, N.A.	—	(2,310,411)	(2,310,411)

44

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/20/15	Australian Dollar 2,478,000	United States Dollar 1,891,903	Deutsche Bank AG	$—	$(60,813)	$(60,813)
7/22/15	Euro 3,459,557	United States Dollar 3,714,803	Standard Chartered Bank	—	(173,794)	(173,794)
7/24/15	Nigerian Naira 1,020,191,000	United States Dollar 4,881,297	Deutsche Bank AG	—	(47,162)	(47,162)
7/27/15	Nigerian Naira 3,052,812,130	United States Dollar 14,643,892	Deutsche Bank AG	—	(59,598)	(59,598)
7/29/15	Euro 11,841,802	United States Dollar 12,732,341	Goldman Sachs International	—	(579,358)	(579,358)
7/29/15	Euro 12,783,781	United States Dollar 13,745,160	Goldman Sachs International	—	(625,445)	(625,445)
7/29/15	Hungarian Forint 13,155,981,269	United States Dollar 47,300,738	Standard Chartered Bank	—	(1,239,439)	(1,239,439)
8/4/15	Euro 14,076,814	Polish Zloty 56,700,000	BNP Paribas	—	(122,773)	(122,773)
8/4/15	Hungarian Forint 4,264,775,000	Euro 14,065,881	BNP Paribas	79,720	—	79,720
8/4/15	New Taiwan Dollar 743,138,000	United States Dollar 24,390,771	Deutsche Bank AG	105,532	—	105,532
8/4/15	Swiss Franc 44,445,000	United States Dollar 47,478,902	Goldman Sachs International	—	(328,436)	(328,436)
8/4/15	United States Dollar 14,004,921	Philippine Peso 626,104,000	Australia and New Zealand Banking Group Limited	—	(30,945)	(30,945)
8/4/15	United States Dollar 13,960,990	Philippine Peso 624,140,000	Nomura International PLC	—	(30,848)	(30,848)
9/2/15	United States Dollar 256,617	Zambian Kwacha 2,003,666	Citibank, N.A.	—	(2,552)	(2,552)
9/2/15	United States Dollar 4,890,239	Zambian Kwacha 33,742,650	Standard Chartered Bank	—	(611,660)	(611,660)
9/22/15	Euro 5,000,000	United States Dollar 6,246,695	Citibank, N.A.	621,116	—	621,116
9/24/15	United States Dollar 29,701,955	Yuan Renminbi Offshore 188,210,000	Bank of America, N.A.	255,896	—	255,896
9/24/15	United States Dollar 17,409,249	Yuan Renminbi Offshore 110,305,000	BNP Paribas	148,270	—	148,270
9/25/15	Euro 6,000,000	United States Dollar 7,509,258	Citibank, N.A.	758,235	—	758,235
9/28/15	United States Dollar 2,948,986	Azerbaijani Manat 2,399,000	Standard Bank PLC	—	(584,507)	(584,507)
9/29/15	United States Dollar 23,065,807	Yuan Renminbi Offshore 146,371,000	BNP Paribas	223,421	—	223,421
9/29/15	United States Dollar 23,976,299	Yuan Renminbi Offshore 152,144,000	Citibank, N.A.	231,477	—	231,477
10/8/15	United States Dollar 11,730,155	Azerbaijani Manat 9,546,000	Standard Bank PLC	—	(2,340,954)	(2,340,954)
10/13/15	Euro 2,910,267	Serbian Dinar 380,954,000	Citibank, N.A.	217,552	—	217,552

45

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

10/13/15	Euro 356,567	Serbian Dinar 46,532,000	Deutsche Bank AG	$25,347	$—	$25,347
10/28/15	United States Dollar 2,828,683	Zambian Kwacha 22,903,000	Standard Chartered Bank	—	(4,377)	(4,377)
10/28/15	United States Dollar 1,441,807	Zambian Kwacha 11,612,600	Standard Chartered Bank	—	(9,787)	(9,787)
11/4/15	United States Dollar 4,714,498	Zambian Kwacha 38,095,500	Barclays Bank PLC	—	(32,794)	(32,794)
11/4/15	United States Dollar 4,714,356	Zambian Kwacha 38,092,000	Barclays Bank PLC	—	(33,082)	(33,082)
11/27/15	Euro 13,856,000	United States Dollar 16,597,890	HSBC Bank USA, N.A.	989,569	—	989,569
11/27/15	Euro 9,984,000	United States Dollar 12,564,864	Standard Chartered Bank	1,318,221	—	1,318,221
1/13/16	New Turkish Lira 37,911,000	United States Dollar 13,756,055	BNP Paribas	508,567	—	508,567
1/13/16	New Turkish Lira 57,899,235	United States Dollar 20,564,459	BNP Paribas	332,351	—	332,351
1/13/16	New Turkish Lira 14,607,000	United States Dollar 5,365,881	BNP Paribas	261,661	—	261,661
1/13/16	New Turkish Lira 29,723,500	United States Dollar 10,911,631	Standard Chartered Bank	525,154	—	525,154
1/13/16	United States Dollar 45,963,522	New Turkish Lira 112,747,140	Bank of America, N.A.	—	(6,565,552)	(6,565,552)
1/13/16	United States Dollar 11,219,986	New Turkish Lira 27,393,595	Deutsche Bank AG	—	(1,647,663)	(1,647,663)
1/29/16	Euro 3,615,376	Serbian Dinar 462,948,912	Citibank, N.A.	21,753	—	21,753
3/2/16	United States Dollar 15,583,475	Yuan Renminbi Offshore 101,090,000	Deutsche Bank AG	315,124	—	315,124
3/2/16	United States Dollar 31,170,373	Yuan Renminbi Offshore 202,210,000	Goldman Sachs International	631,542	—	631,542
3/7/16	United States Dollar 15,584,404	Yuan Renminbi Offshore 101,082,000	Bank of America, N.A.	307,278	—	307,278
3/7/16	United States Dollar 15,584,676	Yuan Renminbi Offshore 101,090,000	Citibank, N.A.	308,264	—	308,264
3/7/16	United States Dollar 15,252,178	Yuan Renminbi Offshore 98,918,000	Goldman Sachs International	299,289	—	299,289
4/4/16	Omani Rial 9,663,500	United States Dollar 25,000,000	Standard Chartered Bank	50,131	—	50,131
3/20/17	Omani Rial 9,685,000	United States Dollar 25,000,000	Standard Chartered Bank	158,595	—	158,595

				$37,062,811	$(76,009,426)	$(38,946,615)

46

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/13/15	COP	119,249,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$51,266,557	$77,903
5/19/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	56,303,770	77,461
5/21/15	COP	255,623,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	110,052,033	239,337
5/22/15	COP	143,527,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	61,667,201	165,738
5/22/15	COP	102,982,300	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	52,185,481	501,476
5/29/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	56,349,395	180,851
6/9/15	COP	119,865,200	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	49,718,406	542,902
6/9/15	COP	17,979,800	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	7,467,510	72,244

						$1,857,912

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	–	Colombian Peso

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures

5/15	1,016 Brent Crude Oil	Short	$(67,966,188)	$(67,848,480)	$117,708
6/15	274 Gold	Short	(35,181,600)	(32,397,760)	2,783,840

	Equity Futures

5/15	3,408 SGX CNX Nifty Index	Long	56,489,522	56,190,804	(298,718)
6/15	227 E-mini S&P 500 Index	Short	(23,567,425)	(23,595,515)	(28,090)
6/15	86 Nikkei 225 Index	Long	8,268,252	8,305,886	37,634
6/15	3,692 SET50 Index	Short	(22,144,707)	(22,426,317)	(281,610)
6/15	293 TOPIX Index	Long	37,874,399	38,739,207	864,808

47

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Interest Rate Futures

6/15	2,870 Euro-Bobl	Short	$(416,020,923)	$(415,068,196)	$952,727
6/15	274 Euro-Bund	Short	(48,215,486)	(48,210,458)	5,028
6/15	735 IMM 10-Year Interest Rate Swap	Long	70,450,558	69,513,507	(937,051)
6/15	234 Japan 10-Year Bond	Short	(288,404,020)	(289,834,673)	(1,430,653)
6/15	1,655 U.S. 2-Year Deliverable Interest Rate Swap	Short	(165,730,592)	(166,586,094)	(855,502)
6/15	1,403 U.S. 5-Year Deliverable Interest Rate Swap	Short	(142,714,481)	(144,311,703)	(1,597,222)
6/15	1,568 U.S. 5-Year Treasury Note	Short	(186,571,448)	(188,368,251)	(1,796,803)
6/15	2,341 U.S. 10-Year Deliverable Interest Rate Swap	Short	(243,800,405)	(246,573,141)	(2,772,736)
6/15	1,564 U.S. 10-Year Treasury Note	Short	(198,894,678)	(200,778,500)	(1,883,822)
6/15	63 U.S. 30-Year Deliverable Interest Rate Swap	Short	(7,162,559)	(7,254,844)	(92,285)
6/15	75 U.S. Long Treasury Bond	Short	(11,990,853)	(11,969,531)	21,322
3/17	4,775 CME 90-Day Eurodollar	Short	(1,173,131,161)	(1,175,425,937)	(2,294,776)

					$(9,486,201)

CME:  Chicago Mercantile Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET:  Stock Exchange of India

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

48

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	EUR	13,200	Receives	6-month Euro Interbank Offered Rate	0.75	%(2)	6/17/20	$53,603
LCH.Clearnet	HUF	589,390	Pays	6-month HUF BUBOR	5.20		12/16/16	143,669
LCH.Clearnet	HUF	829,350	Pays	6-month HUF BUBOR	5.12		1/16/17	196,366
LCH.Clearnet	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(600,073)
LCH.Clearnet	HUF	680,000	Pays	6-month HUF BUBOR	5.22		1/20/17	165,995
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57		11/14/18	(2,161,174)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43		11/15/18	(2,635,080)
LCH.Clearnet	NZD	101,351	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,827,375
LCH.Clearnet	NZD	38,010	Pays	3-month NZD Bank Bill	4.02		11/27/17	678,608
LCH.Clearnet	NZD	71,019	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,176,652
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	802,385
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	426,543
LCH.Clearnet	PLN	44,238	Pays	6-month PLN WIBOR	1.78		2/27/20	(195,503)
LCH.Clearnet	PLN	69,237	Pays	6-month PLN WIBOR	1.72		2/27/20	(355,111)
LCH.Clearnet	PLN	206,755	Pays	6-month PLN WIBOR	1.78		2/27/20	(906,120)
LCH.Clearnet(1)		$16,500	Receives	3-month USD-LIBOR-BBA	2.75	(2)	6/17/25	(64,090)
LCH.Clearnet(1)		$18,928	Receives	3-month USD-LIBOR-BBA	3.25	(2)	6/17/45	172,631

								$(1,273,324)

EUR	–	Euro
HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	COP	64,526,440	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$63,253
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	14,915
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	23,964
Bank of America, N.A.	COP	84,689,725	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	15,502
Bank of America, N.A.	COP	67,751,790	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	12,231
Bank of America, N.A.	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(234,653)
Bank of America, N.A.	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	574,554
Bank of America, N.A.	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	145,006
Bank of America, N.A.	MYR	46,640	Pays	3-month MYR KLIBOR	3.75	4/28/20	(9,923)
Bank of America, N.A.	MYR	21,630	Pays	3-month MYR KLIBOR	3.76	4/29/20	(2,562)
Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	735,220
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(478,858)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	229,088
Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(203,374)

49

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52%	11/16/17	$(1,362,874)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,530,002
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	660,973
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,605,504
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	2,728,669
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(2,312,883)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	895,010
BNP Paribas	MYR	60,900	Pays	3-month MYR KLIBOR	3.76	4/28/20	(7,115)
BNP Paribas	MYR	42,400	Pays	3-month MYR KLIBOR	3.75	4/29/20	(6,384)
BNP Paribas	MYR	31,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	6
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,550,880
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,187,148)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	251,823
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(192,812)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,203,228
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	34,398
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(30,610)
Citibank, N.A.	MYR	42,530	Pays	3-month MYR KLIBOR	3.74	4/30/20	7
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	645,725
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	952,359
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	217,127
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	686,254
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	638,722
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	727,127
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(543,272)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	480,885
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	392,829
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,179,506
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,048,262)
Deutsche Bank AG	BRL	25,068	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(171,813)
Deutsche Bank AG	BRL	122,419	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(692,513)
Deutsche Bank AG	BRL	237,818	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	(1,240,654)
Deutsche Bank AG	BRL	427,880	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(3,594,646)
Deutsche Bank AG	CLP	17,651,098	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(85,631)
Deutsche Bank AG	CLP	18,015,114	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	11,803
Deutsche Bank AG	INR	4,245,660	Pays	1-Day INR MIBOR	7.45	4/30/16	(2,807)
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	303,002
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(272,855)
Goldman Sachs International	BRL	332,734	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	240,527
Goldman Sachs International	BRL	442,179	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(372,182)
Goldman Sachs International	BRL	858,820	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(728,570)
Goldman Sachs International	BRL	118,864	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(603,599)
Goldman Sachs International	BRL	251,235	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(1,517,272)
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,832,357)
Goldman Sachs International	BRL	268,287	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(1,364,786)

50

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08%	1/2/17	$(1,992,629)
Goldman Sachs International	BRL	301,644	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(1,694,558)
Goldman Sachs International	BRL	875,369	Pays	Brazil CETIP Interbank Deposit Rate	13.65	1/2/17	1,532,576
Goldman Sachs International	BRL	149,601	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	349,605
Goldman Sachs International	BRL	415,918	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	930,689
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	1,187,146
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,632,689
Goldman Sachs International	CLP	2,945,882	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	3,125
Goldman Sachs International	MYR	60,910	Pays	3-month MYR KLIBOR	3.75	4/28/20	(12,959)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	476,082
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	590,856
HSBC Bank USA, N.A.	COP	47,836,915	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	8,756
JPMorgan Chase Bank, N.A.	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(963,029)
JPMorgan Chase Bank, N.A.	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	468,024
JPMorgan Chase Bank, N.A.	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,142,152)
JPMorgan Chase Bank, N.A.	INR	1,619,010	Pays	1-Day INR MIBOR	7.44	4/29/16	(2,039)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	294,219
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	612,765
Morgan Stanley & Co. International PLC	COP	43,105,195	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	43,811
Morgan Stanley & Co. International PLC	COP	43,289,270	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	36,074
Standard Chartered Bank	INR	2,147,030	Pays	1-Day INR MIBOR	7.44	5/5/16	—

							$1,008,735

BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
HUF	–	Hungarian Forint
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$5,000	1.00	%(1)	6/20/15	0.68%	$8,083	$4,014	$12,097
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	1.18	(12,127)	65,592	53,465

Total		$9,600					$(4,044)	$69,606	$65,562

51

Global Macro Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$3,910	1.00	%(1)	12/20/19	$155,643	$(110,591)	$45,052
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	444,138	(306,301)	137,837
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	251,021	(169,819)	81,202

						$850,802	$(586,711)	$264,091

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	Barclays Bank PLC	$4,950	1.00	%(1)	3/20/20	1.37%	$(79,197)	$162,308	$83,111
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	1.37	(553,977)	1,132,874	578,897
Colombia	BNP Paribas	4,870	1.00	(1)	3/20/20	1.37	(77,917)	156,513	78,596
Colombia	BNP Paribas	2,920	1.00	(1)	3/20/20	1.37	(46,718)	93,993	47,275
Colombia	BNP Paribas	2,000	1.00	(1)	3/20/20	1.37	(31,998)	63,518	31,520
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	1.37	(45,887)	91,357	45,470
Colombia	JPMorgan Chase Bank, N.A.	1,950	1.00	(1)	3/20/20	1.37	(31,199)	63,631	32,432
Dominican Republic	Barclays Bank PLC	9,060	1.00	(1)	3/20/16	3.52	(190,282)	154,710	(35,572)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	1.06	(15,303)	160,580	145,277
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	1.06	(15,303)	79,081	63,778
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/15	0.67	13,813	7,087	20,900
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	0.67	56,316	17,493	73,809
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	0.67	17,104	5,568	22,672
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.29	(114,790)	311,935	197,145
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.29	(120,154)	170,259	50,105
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.29	(92,871)	117,301	24,430
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.29	(168,897)	180,190	11,293
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.67	16,287	12,059	28,346
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.67	29,732	34,530	64,262
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.67	39,809	14,513	54,322
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.67	24,330	8,795	33,125
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.18	(10,213)	57,821	47,608
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.29	(65,759)	138,611	72,852
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.29	(52,377)	102,955	50,578
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.29	(109,598)	239,410	129,812
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.29	(97,081)	179,422	82,341
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.29	(53,068)	134,140	81,072
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.67	16,287	11,818	28,105

52

Global Macro Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$5,000	1.00	%(1)	6/20/15	0.67%	$8,143	$4,075	$12,218
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.67	56,316	20,560	76,876
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.67	34,638	28,107	62,745
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.67	25,656	10,195	35,851
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.29	(57,684)	169,838	112,154
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/15	0.67	30,971	23,198	54,169
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/15	0.67	13,627	10,503	24,130
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/15	0.67	13,813	7,487	21,300
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/15	0.67	3,592	2,480	6,072
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/15	0.67	43,107	15,715	58,822
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.29	(97,716)	294,942	197,226
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.29	(87,679)	238,262	150,583
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.29	(53,069)	111,862	58,793
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.67	57,460	21,987	79,447
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.67	26,584	10,564	37,148
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.29	(61,664)	176,821	115,157
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.39	(71,471)	100,425	28,954
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.29	(53,069)	154,202	101,133
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.29	(52,757)	111,205	58,448
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.39	(65,038)	94,977	29,939
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.67	8,143	6,090	14,233
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.67	8,143	3,953	12,096
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.29	(53,068)	130,102	77,034
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.18	(11,234)	61,877	50,643
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.29	(53,068)	128,081	75,013
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.29	(51,338)	83,105	31,767
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.29	(23,073)	29,210	6,137

53

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$7,068	1.00	%(1)	12/20/17	1.39%	$(62,971)	$90,221	$27,250
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.65	(1,486,101)	1,190,129	(295,972)
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.65	(313,086)	250,732	(62,354)

Total		$684,901					$(4,082,804)	$7,483,377	$3,400,573

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$89,009	$(85,038)	$3,971
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	19,981	(16,511)	3,470
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	44,515	(42,545)	1,970
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	30,932	(33,904)	(2,972)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	41,882	(35,109)	6,773
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	43,506	(37,393)	6,113
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	81,237	(75,831)	5,406
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	40,869	(38,664)	2,205
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(303,755)	(250,231)	(553,986)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(511,909)	(383,764)	(895,673)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(186,837)	(133,115)	(319,952)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(218,498)	(155,673)	(374,171)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	658,893	(637,014)	21,879
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	329,446	(318,786)	10,660
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	329,447	(319,163)	10,284
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	329,446	(328,038)	1,408
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	46,801	(71,126)	(24,325)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	276,917	(423,397)	(146,480)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	201,167	(192,056)	9,111
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	170,554	(169,459)	1,095
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	218,659	(242,573)	(23,914)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	455,539	(504,663)	(49,124)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	35,101	(52,707)	(17,606)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	117,002	(179,755)	(62,753)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	85,998	(117,665)	(31,667)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	113,450	(155,196)	(41,746)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	120,089	(228,378)	(108,289)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	87,189	(157,910)	(70,721)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	433,336	(774,914)	(341,578)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	120,991	(116,490)	4,501

54

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$4,260	1.00	%(1)	3/20/20	$310,495	$(312,466)	$(1,971)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	728,863	(769,999)	(41,136)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	79,036	(75,919)	3,117
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	13,218	(12,398)	820
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	9,594	(15,001)	(5,407)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	46,801	(70,462)	(23,661)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	140,988	(162,955)	(21,967)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	248,542	(247,196)	1,346
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	161,079	(160,044)	1,035
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	134,362	(129,494)	4,868
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	182,304	(346,694)	(164,390)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	96,889	(175,619)	(78,730)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	12,467	(37,305)	(24,838)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	32,410	(47,203)	(14,793)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	37,323	(58,128)	(20,805)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,501	(89,300)	(30,799)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,500	(91,028)	(32,528)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	86,334	(165,765)	(79,431)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	91,958	(173,964)	(82,006)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	206,056	(357,002)	(150,946)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	191,654	(371,178)	(179,524)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	140,062	(179,182)	(39,120)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,140,102	(1,562,777)	(422,675)
Egypt	Bank of America, N.A.	7,050	1.00	(1)	9/20/15	16,570	(26,261)	(9,691)
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	21,153	(33,525)	(12,372)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	13,976	(26,200)	(12,224)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	448,450	(259,281)	189,169
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,928	(2,993)	1,935
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	50,406	(88,524)	(38,118)
Egypt	Deutsche Bank AG	710	1.00	(1)	6/20/15	54	(1,229)	(1,175)
Egypt	Deutsche Bank AG	9,540	1.00	(1)	6/20/15	728	(10,536)	(9,808)
Egypt	Deutsche Bank AG	4,175	1.00	(1)	9/20/15	9,813	(19,954)	(10,141)
Egypt	Deutsche Bank AG	8,200	1.00	(1)	9/20/15	19,273	(31,187)	(11,914)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	13,083	(22,310)	(9,227)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	502,658	(258,412)	244,246

55

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Deutsche Bank AG	$4,600	1.00	%(1)	6/20/20	$453,378	$(263,377)	$190,001
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	448,450	(260,865)	187,585
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	22,798	(38,017)	(15,219)
Guatemala	Citibank, N.A.	18,256	1.00	(1)	9/20/20	1,579,570	(755,833)	823,737
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	12,286	(56,348)	(44,062)
Lebanon	Citibank, N.A.	6,000	1.00	(1)	9/20/15	6,296	(46,527)	(40,231)
Lebanon	Citibank, N.A.	15,000	1.00	(1)	9/20/15	15,740	(108,030)	(92,290)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	(3,799)	(17,923)	(21,722)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	5,247	(36,075)	(30,828)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	10,935	(48,302)	(37,367)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	12,287	(55,681)	(43,394)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	20,396	(90,292)	(69,896)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	55,806	(258,960)	(203,154)
Lebanon	Deutsche Bank AG	4,900	1.00	(1)	6/20/15	(1,880)	(8,871)	(10,751)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	6/20/15	(1,918)	(9,171)	(11,089)
Lebanon	Deutsche Bank AG	6,700	1.00	(1)	9/20/15	7,031	(43,034)	(36,003)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	7,581	(34,993)	(27,412)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	12,287	(57,015)	(44,728)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	16,931	(77,832)	(60,901)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	3,778	(25,974)	(22,196)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,230,762	(1,642,536)	(411,774)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(461,006)	310,339	(150,667)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(427,250)	266,014	(161,236)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	59,957	(94,023)	(34,066)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(583,103)	113,101	(470,002)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	441,955	(740,515)	(298,560)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	122,243	(214,846)	(92,603)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	130,079	(196,975)	(66,896)
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	216,275	(322,848)	(106,573)
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	448,224	(695,324)	(247,100)
Philippines	Bank of America, N.A.	9,300	1.00	(1)	9/20/15	(39,968)	(15,984)	(55,952)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(22,706)	(7,958)	(30,664)
Philippines	Citibank, N.A.	10,000	1.00	(1)	6/20/15	(22,707)	(8,635)	(31,342)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	6/20/15	(22,707)	(7,724)	(30,431)
Philippines	Deutsche Bank AG	9,500	1.00	(1)	9/20/15	(40,828)	(20,455)	(61,283)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	9/20/15	(42,977)	(21,094)	(64,071)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(22,707)	(7,819)	(30,526)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(30,944)	(11,880)	(42,824)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	6/20/15	(22,707)	(7,724)	(30,431)
Philippines	HSBC Bank USA, N.A.	4,400	1.00	(1)	9/20/15	(18,910)	(8,865)	(27,775)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(42,977)	(23,265)	(66,242)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(42,976)	(24,634)	(67,610)
Philippines	JPMorgan Chase Bank, N.A.	10,000	1.00	(1)	6/20/15	(22,707)	(8,395)	(31,102)

56

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	Standard Chartered Bank	$10,000	1.00	%(1)	9/20/15	$(42,977)	$(22,905)	$(65,882)
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(201,515)	125,277	(76,238)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(205,713)	141,048	(64,665)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(103,366)	67,973	(35,393)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(355,615)	233,897	(121,718)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(22,641)	14,510	(8,131)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(32,021)	35,656	3,635
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(32,021)	33,591	1,570
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(250,675)	157,741	(92,934)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(71,614)	45,596	(26,018)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(21,853)	33,440	11,587
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(2,936)	25,955	23,019
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(7,330)	11,570	4,240
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(32,077)	25,245	(6,832)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(120,781)	124,417	3,636
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(32,077)	23,794	(8,283)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(73,404)	54,449	(18,955)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(41,460)	30,563	(10,897)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(82,544)	51,221	(31,323)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	2,939	(10,925)	(7,986)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	13,866	2,484	16,350
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(34,488)	23,994	(10,494)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(30,522)	34,033	3,511
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(37,451)	26,968	(10,483)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(61,495)	51,010	(10,485)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(26,007)	16,544	(9,463)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(65,206)	42,790	(22,416)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	43,168	30,966	74,134
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	7,345	(27,666)	(20,321)
Russia	JPMorgan Chase Bank, N.A.	16,870	1.00	(1)	6/20/18	1,123,041	(190,386)	932,655
Russia	JPMorgan Chase Bank, N.A.	8,550	1.00	(1)	6/20/18	569,176	(87,066)	482,110
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(1,231,493)	896,443	(335,050)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	254,755	(135,583)	119,172
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	306,548	(131,582)	174,966
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,012,660	(369,185)	643,475
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	307,553	(122,987)	184,566
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,631,461	(1,533,169)	1,098,292
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,872,040	(1,207,938)	664,102
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,446,944	(891,427)	555,517
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,788,459	(1,451,958)	336,501
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	254,755	(156,728)	98,027
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	226,761	(97,662)	129,099
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	226,762	(111,230)	115,532

57

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Barclays Bank PLC	$5,000	1.00	%(1)	3/20/20	$226,761	$(159,117)	$67,644
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	502,343	(466,928)	35,415
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	659,836	(505,781)	154,055
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	715,836	(260,004)	455,832
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	437,488	(168,424)	269,064
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	975,114	(679,712)	295,402
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	816,041	(610,101)	205,940
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,512,551	(1,066,299)	446,252
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	975,115	(698,372)	276,743
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	231,297	(109,244)	122,053
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	208,620	(119,873)	88,747
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	251,172	(171,736)	79,436
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	502,343	(455,781)	46,562
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,012,660	(392,522)	620,138
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	622,855	(311,821)	311,034
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	461,330	(187,913)	273,417
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	898,723	(757,622)	141,101
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	687,330	(383,214)	304,116
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	306,548	(130,393)	176,155
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	302,425	(156,238)	146,187
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	79,730	(41,229)	38,501
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	775,142	(293,418)	481,724
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,522,437	(1,233,659)	288,778
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,366,059	(1,102,199)	263,860
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,033,223	(399,009)	634,214
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	478,019	(187,593)	290,426
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	960,735	(754,463)	206,272
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	753,630	(595,249)	158,381
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	685,801	(520,176)	165,625
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	210,274	(153,368)	56,906
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	185,607	(162,470)	23,137
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	231,297	(107,323)	123,974
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	226,761	(108,983)	117,778
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	235,832	(156,632)	79,200
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	251,171	(165,977)	85,194
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	251,172	(235,318)	15,854
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	799,864	(553,171)	246,693
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	359,490	(229,149)	130,341
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	664,006	(516,150)	147,856
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(183,355)	(185,105)	(368,460)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(82,235)	(311,376)	(393,611)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(145,734)	(66,903)	(212,637)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(122,237)	(437,369)	(559,606)

58

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Barclays Bank PLC	$7,412	1.00	%(1)	9/20/20	$(81,270)	$(389,942)	$(471,212)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(45,757)	(270,848)	(316,605)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(431,582)	(2,593,220)	(3,024,802)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(31,959)	(68,991)	(100,950)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(145,734)	(152,767)	(298,501)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(54,823)	(152,537)	(207,360)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(117,610)	(116,417)	(234,027)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(122,237)	(274,412)	(396,649)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(170,520)	(507,897)	(678,417)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(124,859)	(643,405)	(768,264)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(232,897)	(1,399,391)	(1,632,288)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(61,119)	(220,456)	(281,575)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(93,671)	(459,023)	(552,694)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(54,823)	(148,527)	(203,350)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(164,470)	(882,734)	(1,047,204)
Thailand	Bank of America, N.A.	4,000	1.00	(1)	9/20/15	(17,390)	(2,183)	(19,573)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(38,637)	—	(38,637)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(15,826)	—	(15,826)
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(21,739)	(3,814)	(25,553)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(20,434)	(2,390)	(22,824)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(39,129)	(4,580)	(43,709)
Thailand	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(43,477)	(5,089)	(48,566)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(21,738)	(2,543)	(24,281)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(21,738)	(3,635)	(25,373)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	179,303	(301,165)	(121,862)
Tunisia	Citibank, N.A.	3,990	1.00	(1)	9/20/17	101,767	(183,726)	(81,959)
Tunisia	Deutsche Bank AG	7,390	1.00	(1)	6/20/17	152,510	(264,204)	(111,694)
Tunisia	Deutsche Bank AG	13,700	1.00	(1)	6/20/17	282,731	(464,023)	(181,292)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	170,886	(259,864)	(88,978)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	189,505	(303,320)	(113,815)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	170,886	(287,731)	(116,845)
Tunisia	JPMorgan Chase Bank, N.A.	8,770	1.00	(1)	9/20/17	223,682	(395,109)	(171,427)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	41,274	(71,452)	(30,178)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	172,530	(307,991)	(135,461)

						$43,298,765	$(49,991,716)	$(6,692,951)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $694,501,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular

59

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Notes to Consolidated Financial Statements (Unaudited) — continued

reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	3-month USD-LIBOR-BBA on USD 14,691,061 plus TRY 26,000,000 at settlement date	6.97% on TRY 26,000,000 plus USD 14,691,061 at settlement date	8/18/11/ 8/18/21	$5,411,873
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 40,080,160 plus TRY 60,000,000 at settlement date	8.25% on TRY 60,000,000 plus USD 40,080,160 at settlement date	8/11/10/ 8/11/20	17,134,876
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 16,650,318 plus TRY 25,350,110 at settlement date	8.32% on TRY 25,350,110 plus USD 16,650,318 at settlement date	8/16/10/ 8/16/20	6,936,877
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 16,700,067 plus TRY 25,000,000 at settlement date	8.20% on TRY 25,000,000 plus USD 16,700,067 at settlement date	8/11/10/ 8/11/20	7,162,308
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 2,448,998 plus TRY 3,908,602 at settlement date	8.23% on TRY 3,908,602 plus USD 2,448,998 at settlement date	2/25/11/ 2/25/21	1,035,918
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 14,860,702 plus TRY 22,253,902 at settlement date	8.26% on TRY 22,253,902 plus USD 14,860,702 at settlement date	8/11/10/ 8/11/20	6,346,289
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 8,995,784 plus TRY 14,321,288 at settlement date	8.20% on TRY 14,321,288 plus USD 8,995,784 at settlement date	2/24/11/ 2/24/21	3,824,187
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 297,341,420 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	85,207
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	46,906
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 281,690,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	42,717
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	46,859
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	47,285

60

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Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 18,012,008 plus TRY 27,000,000 at settlement date	8.29% on TRY 27,000,000 plus USD 18,012,008 at settlement date	8/11/10/ 8/11/20	$7,666,943
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 13,333,333 plus TRY 20,000,000 at settlement date	8.36% on TRY 20,000,000 plus USD 13,333,333 at settlement date	8/11/10/ 8/11/20	5,644,812
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 5,610,195 plus TRY 10,000,173 at settlement date	6.96% on TRY 10,000,173 plus USD 5,610,195 at settlement date	8/18/11/ 8/18/21	2,070,930
JPMorgan Chase Bank, N.A.	10.76% on TRY 52,047,000 plus USD 24,435,211 at settlement date	3-month USD-LIBOR-BBA on USD 24,435,211 plus TRY 52,047,000 at settlement date	4/8/14/ 4/8/16	(4,766,511)

				$58,737,476

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	CLF 692	CLP 16,650,709	6-month Sinacofi Chile Interbank Rate	1.00%	8/7/18	$978,587

Deutsche Bank AG	CLF 721	CLP 17,345,119	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	967,419

Goldman Sachs International	CLF 74	CLP 1,807,826	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	26,789

						$1,972,795

						Net Unrealized Appreciation (Depreciation)

						$60,710,271

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Written options activity for the six months ended April 30, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	959	AUD	—	CAD	—	CNH	1,925,000	EUR	134,142	GBP	57,668	JPY	14,321,055	$23,707,575
Options written	326		230,416		88,807		—		319,768		61,338		5,151,960	53,755,814
Options exercised	—		(230,416)		(88,807)		(803,623)		(34,553)		—		—	(17,772,622)
Options expired	(959)		—		—		(491,377)		—		(57,669)		—	(6,811,966)

Outstanding, end of period	326	AUD	—	CAD	—	CNH	630,000	EUR	419,357	GBP	61,337	JPY	19,473,015	$52,878,801

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps), forward foreign currency exchange and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $204,662,940. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,081,785 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an

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Notes to Consolidated Financial Statements (Unaudited) — continued

ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$10,450,219	$83,312,018	$—	$93,762,237
Net unrealized depreciation*	2,901,548	329,653	902,442	—	6,622,904	10,756,547
Receivable for open forward foreign currency exchange contracts	—	—	—	37,062,811	—	37,062,811
Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	52,864,694	—	—	92,393,298	145,257,992
Receivable for open non-deliverable bond forward contracts	—	—	—	—	1,857,912	1,857,912

Total Asset Derivatives	$2,901,548	$53,194,347	$11,352,661	$120,374,829	$100,874,114	$288,697,499

Derivatives not subject to master netting or similar agreements	$2,901,548	$329,653	$902,442	$—	$6,622,904	$10,756,547

Total Asset Derivatives subject to master netting or similar agreements	$—	$52,864,694	$10,450,219	$120,374,829	$94,251,210	$277,940,952

63

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$(10,263,305)	$(74,067,184)	$—	$(84,330,489)
Net unrealized depreciation*	—	—	(608,418)	—	(20,578,001)	(21,186,419)
Payable for open forward foreign currency exchange contracts	—	—	—	(76,009,426)	—	(76,009,426)
Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(13,648,733)	—	—	(30,674,292)	(44,323,025)

Total Liability Derivatives	$—	$(13,648,733)	$(10,871,723)	$(150,076,610)	$(51,252,293)	$(225,849,359)

Derivatives not subject to master netting or similar agreements	$—	$—	$(608,418)	$—	$(20,578,001)	$(21,186,419)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(13,648,733)	$(10,263,305)	$(150,076,610)	$(30,674,292)	$(204,662,940)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$132,229	$(132,229)	$—	$—	$—
Bank of America, N.A.	18,769,084	(18,769,084)	—	—	—
Barclays Bank PLC	38,748,417	(5,889,099)	—	(32,859,318)	—
BNP Paribas	19,584,425	(13,146,601)	(6,371,629)	—	66,195
Citibank, N.A.	55,023,668	(32,912,829)	—	(22,110,839)	—
Credit Suisse International	4,485,117	(588,690)	(3,896,427)	—	—
Deutsche Bank AG	46,473,712	(37,961,377)	(8,512,335)	—	—
Goldman Sachs International	53,256,192	(52,508,493)	(747,699)	—	—
HSBC Bank USA, N.A.	1,926,387	(1,034,100)	(892,287)	—	—
JPMorgan Chase Bank, N.A.	24,637,315	(15,538,321)	—	(9,098,994)	—
Morgan Stanley & Co. International PLC	1,716,290	(1,716,290)	—	—	—
Nomura International PLC	3,464,709	(3,464,709)	—	—	—
Standard Chartered Bank	9,379,847	(9,379,847)	—	—	—
The Bank of Nova Scotia	336,215	—	—	—	336,215
UBS AG	7,345	—	—	—	7,345

	$277,940,952	$(193,041,669)	$(20,420,377)	$(64,069,151)	$409,755

64

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(2,796,976)	$132,229	$270,006	$—	$(2,394,741)
Bank of America, N.A.	(18,888,087)	18,769,084	—	—	(119,003)
Barclays Bank PLC	(5,889,099)	5,889,099	—	—	—
BNP Paribas	(13,146,601)	13,146,601	—	—	—
Citibank, N.A.	(32,912,829)	32,912,829	—	—	—
Credit Suisse International	(588,690)	588,690	—	—	—
Deutsche Bank AG	(37,961,377)	37,961,377	—	—	—
Goldman Sachs International	(52,508,493)	52,508,493	—	—	—
HSBC Bank USA, N.A.	(1,034,100)	1,034,100	—	—	—
JPMorgan Chase Bank, N.A.	(15,538,321)	15,538,321	—	—	—
Morgan Stanley & Co. International PLC	(4,972,455)	1,716,290	3,256,165	—	—
Nomura International PLC	(4,490,121)	3,464,709	1,025,412	—	—
Standard Bank PLC	(3,842,926)	—	2,511,356	—	(1,331,570)
Standard Chartered Bank	(10,092,865)	9,379,847	—	—	(713,018)

	$(204,662,940)	$193,041,669	$7,062,939	$—	$(4,558,332)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(3,087,350)	$(12,629,595)	$—
Futures contracts	4,823,895	—	(1,161,725)	—	(39,674,022)
Written options	—	—	2,545,528	22,039,061	—
Swap contracts	—	(9,777,738)	1,498,941	—	(2,506,925)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	226,468,643	—

Non-deliverable bond forward contracts	—	—	—	—	993,173

Total	$4,823,895	$(9,777,738)	$(204,606)	$235,878,109	$(41,187,774)

65

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$5,155,418	$31,157,451	$—
Futures contracts	(4,941,441)	—	(4,675,982)	—	2,847,548
Written options	—	—	(4,710,381)	(22,525,342)	—
Swap contracts	—	8,492,411	(400,646)	—	11,160,130
Foreign currency and forward foreign currency exchange contracts	—	—	—	(94,143,473)	—

Non-deliverable bond forward contracts	—	—	—	—	1,857,912

Total	$(4,941,441)	$8,492,411	$(4,631,591)	$(85,511,364)	$15,865,590

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$179,194,000	$2,584,516,000	$4,391,068,000	$285,198,000	$8,695,779,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were approximately $1,299,602,000 and 2,447 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

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Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	3/23/15	On Demand	(1.85)%	$2,270,232	$2,270,232
Barclays Bank PLC	3/23/15	On Demand	(1.85)	3,274,547	3,274,547
Barclays Bank PLC	3/23/15	On Demand	(2.50)	12,415,005	12,415,005
Citibank, N.A.	4/14/15	On Demand	(1.00)	2,731,820	2,731,820
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.25)	1,001,765	1,001,765
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.75)	3,506,518	3,506,518
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(0.50)	22,767,155	22,767,155
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(1.00)	16,463,669	16,463,669

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $73,763,000 and (1.80)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2015.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$21,098,982	$—	$(20,336,499)	$762,483

	$21,098,982	$—	$(20,336,499)	$762,483

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(17,959,784)	$—	$17,959,784	$—
Citibank, N.A.	(2,731,820)	—	2,731,820	—
JPMorgan Chase Bank, N.A.	(43,739,107)	—	43,739,107	—

	$(64,430,711)	$—	$64,430,711	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

67

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$2,611,766,635		$—	$2,611,766,635
Foreign Corporate Bonds	—	123,742,338		—	123,742,338
Senior Floating-Rate Interests	—	19,298,018		—	19,298,018
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		12,396,887	12,396,887
Corporate Bonds & Notes	—	615,384		—	615,384
Collateralized Mortgage Obligations	—	53,195,044		—	53,195,044
Mortgage Pass-Throughs	—	595,221,421		—	595,221,421
U.S. Treasury Obligations	—	32,446,407		—	32,446,407
Common Stocks	—	54,076,042	**	—	54,076,042
Investment Funds	—	13,337,418		—	13,337,418
Precious Metals	28,541,051	—		—	28,541,051
Currency Put Options Purchased	—	83,312,018		—	83,312,018
Call Options Purchased	—	10,450,219		—	10,450,219
Short-Term Investments —
Foreign Government Securities	—	290,690,116		—	290,690,116
U.S. Treasury Obligations	—	26,000,598		—	26,000,598
Repurchase Agreements	—	21,098,982		—	21,098,982
Other	—	702,428,326		—	702,428,326

Total Investments	$28,541,051	$4,637,678,966		$12,396,887	$4,678,616,904

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Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$37,062,811	$—	$37,062,811
Non-deliverable Bond Forward Contracts	—	1,857,912	—	1,857,912
Futures Contracts	3,880,625	902,442	—	4,783,067
Swap Contracts	—	151,760,704	—	151,760,704

Total	$32,421,676	$4,829,262,835	$12,396,887	$4,874,081,398

Liability Description

Currency Put Options Written	$—	$(74,067,184)	$—	$(74,067,184)
Call Options Written	—	(10,263,305)	—	(10,263,305)
Securities Sold Short	—	(19,752,771)	—	(19,752,771)
Forward Foreign Currency Exchange Contracts	—	(76,009,426)	—	(76,009,426)
Futures Contracts	(13,688,940)	(580,328)	—	(14,269,268)
Swap Contracts	—	(51,252,303)	—	(51,252,303)

Total	$(13,688,940)	$(231,925,317)	$—	$(245,614,257)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

69

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

70

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

71

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

72

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

74

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 19, 2015

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 19, 2015